BLACKROCK FUNDS II

BlackRock Aggressive Growth Prepared Portfolio

BlackRock Conservative Prepared Portfolio

BlackRock Growth Prepared Portfolio

BlackRock Moderate Prepared Portfolio

(each a “Fund” and collectively, the “Funds”)

Supplement dated March 2, 2012

to the Funds’ Prospectus dated January 27, 2012

Effective immediately, the following changes are made to the Funds’ Prospectus:

The following exchange traded funds (“ETFs”) have been added as eligible ETFs in which the Funds may invest:

iShares Dow Jones International Select Dividend Index Fund	iShares Dow Jones U.S. Technology Sector Index Fund
iShares Dow Jones U.S. Basic Materials Sector Index Fund	iShares Dow Jones U.S. Telecommunications Sector Index Fund
iShares Dow Jones U.S. Consumer Goods Sector Index Fund	iShares Dow Jones U.S. Utilities Sector Index Fund
iShares Dow Jones U.S. Consumer Services Sector Index Fund	iShares MSCI EAFE Index Fund
iShares Dow Jones U.S. Energy Sector Index Fund	iShares MSCI Emerging Markets Index Fund
iShares Dow Jones U.S. Financial Sector Index Fund	iShares High Dividend Equity Fund
iShares Dow Jones U.S. Healthcare Sector Index Fund	iShares J.P. Morgan USD Emerging Markets Bond Fund
iShares Dow Jones U.S. Industrial Sector Index Fund

The section of the Prospectus captioned “Details about the Funds—Information about Underlying Funds—Description of Underlying Funds—Exchange Traded Funds (“ETFs”)” is amended to add the following information:

Fund Name	Investment Objective and Principal Investment Strategies
iShares Dow Jones International Select Dividend Index Fund

The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones EPAC Select Dividend Index (the “Underlying Index”).

The Underlying Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. Dividend yield is calculated using a stock’s unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price. The Underlying Index is comprised of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (“REITs”)) in the Dow Jones Developed Markets ex-U.S. Index, which measures the performance of stocks that trade in developed markets, excluding the United States. To be included in the Underlying Index, (i) the company must have paid dividends in each of the previous three years; (ii) the company’s previous year’s dividend-per-share ratio must be greater than or equal to its three year average annual dividend-per-share ratio; (iii) the company’s five year average payout ratio must be less than 1.5 times the five year average payout ratio of the corresponding Dow Jones country index for the country in which the company is located, or less than 85%, whichever is smaller; and (iv) the company’s securities must have a three-month average daily dollar trading volume of at least $3 million. “Dividend payout ratio” reflects the percentage of a company’s earnings paid out as dividends. A ratio of 60% would mean that the company paid out approximately 60% of its earnings as dividends. A company with a lower dividend payout ratio has more earnings to support dividends, and adjustments or changes in the level of earnings are therefore less likely to significantly affect the level of dividends paid. Positive dividend growth rate is a measure of dividend consistency, since it provides some indication of a company’s ability to continue to pay dividends. The Underlying Index is reviewed annually; however, component changes may take place on a quarterly basis. As of June 30, 2011, the Underlying Index had a total market capitalization of approximately $2.34 trillion and was concentrated in the financials, oil and gas, and utilities sectors.

iShares Dow Jones U.S. Basic Materials Sector Index Fund

The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Index (the “Underlying Index”).

The Underlying Index measures the performance of the basic materials sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: forestry and paper, chemicals, and industrial metals and mining.

As of June 30, 2011, the Underlying Index was concentrated in the chemicals industry group, which comprised 56% of the market capitalization of the Underlying Index.

iShares Dow Jones U.S. Consumer Goods Sector Index Fund

The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Goods Index (the “Underlying Index”).

The Underlying Index measures the performance of the consumer goods sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: automobiles and parts, beverages, food producers, household goods, leisure goods, personal goods and tobacco.

As of June 30, 2011, the Underlying Index was concentrated in the food producers, beverages and household goods and home construction sectors.

iShares Dow Jones U.S. Consumer Services Sector Index Fund

The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Services Index (the “Underlying Index”).

The Underlying Index measures the performance of the consumer services sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: food and drug retailers, general retailers, media and travel and leisure.

As of June 30, 2011, the Underlying Index was concentrated in the general retailers and media industry groups, which comprised 40% and 27%, respectively, of the market capitalization of the Underlying Index.

iShares Dow Jones U.S. Energy Sector Index Fund

The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Oil & Gas Index (the “Underlying Index”).

The Underlying Index measures the performance of the oil and gas sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: oil and gas producers and oil equipment, services and distribution.

As of June 30, 2011, the Underlying Index was concentrated in the integrated oil and gas, and exploration and production industry groups, which comprised 47% and 27%, respectively, of the market capitalization of the Underlying Index.

iShares Dow Jones U.S. Financial Sector Index Fund

The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financials Index (the “Underlying Index”).

The Underlying Index measures the performance of the financial sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: banks, non-life insurance, life insurance, real estate and general finance.

As of June 30, 2011, the Underlying Index was concentrated in the banks industry group, which comprised 36% of the market capitalization of the Underlying Index.

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iShares Dow Jones U.S. Healthcare Sector Index Fund

The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Health Care Index (the “Underlying Index”).

The Underlying Index measures the performance of the healthcare sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: healthcare equipment and services, pharmaceuticals and biotechnology.

As of June 30, 2011, the Underlying Index was concentrated in the pharmaceuticals and biotechnology, and health care equipment and services industry groups, which comprised 61% and 39%, respectively, of the market capitalization of the Underlying Index.

iShares Dow Jones U.S. Industrial Sector Index Fund

The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrials Index (the “Underlying Index”).

The Underlying Index measures the performance of the industrials sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: construction and materials, aerospace and defense, general industrials, electronic and electrical equipment, industrial engineering, industrial transportation and support services.

iShares Dow Jones U.S. Technology Sector Index Fund

The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Index (the “Underlying Index”).

The Underlying Index measures the performance of the technology sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: software and computer services and technology hardware and equipment.

As of June 30, 2011, the Underlying Index was concentrated in the technology hardware and equipment, and software and computer services industry groups, which comprised 56% and 44%, respectively, of the market capitalization of the Underlying Index.

iShares Dow Jones U.S. Telecommunications Sector Index Fund

The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Telecommunications Index (the “Underlying Index”).

The Underlying Index measures the performance of the telecommunications sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: fixed-line telecommunications and mobile telecommunications.

As of June 30, 2011, the Underlying Index was concentrated in the fixed line telecommunications and mobile telecommunications industry groups, which comprised 65% and 35%, respectively, of the market capitalization of the Underlying Index.

iShares Dow Jones U.S. Utilities Sector Index Fund

The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Index (the “Underlying Index”).

The Underlying Index measures the performance of the utilities sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: electricity, gas, water, and multi-utilities.

As of June 30, 2011, the Underlying Index was concentrated in the electricity and gas, water and multi-utilities industry groups, which comprised 72% and 28%, respectively, of the market capitalization of the Underlying Index.

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iShares MSCI EAFE Index Fund

The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Index (the “Underlying Index”).

The Underlying Index has been developed by MSCI as an equity benchmark for its international stock performance. The Underlying Index includes stocks from Europe, Australasia and the Far East and, as of September 30, 2011, consisted of the following 22 developed market country indexes or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

iShares MSCI Emerging Markets Index Fund

The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index (the “Underlying Index”).

The Underlying Index is designed to measure equity market performance in the global emerging markets. As of September 30, 2011, the Underlying Index consisted of the following 21 emerging market indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. As of September 30, 2011, the Underlying Index was comprised of 825 constituents. Component companies include energy, financial, information technology and materials companies.

iShares High Dividend Equity Fund

The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Dividend Yield Focus Index (the “Underlying Index”).

The Underlying Index measures the performance of a select group of U.S. equity securities issued by companies that have provided relatively high dividend yields on a consistent basis. Underlying Index constituents are drawn from the pool of stocks issued by U.S.-domiciled companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities, or The NASDAQ Stock Market. The Underlying Index is a subset of the Morningstar U.S. Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks). The Underlying Index is comprised of qualified income paying securities that are screened for superior company quality and financial health as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology. Stocks in the Underlying Index represent the top 75 yielding stocks meeting the screening requirements. The Morningstar index methodology determines “company quality” in accordance with the Morningstar Economic Moat™ rating system, in which companies are expected to earn above-average profits and sustain their dividend. Stocks in the Underlying Index are designated as having a rating of either “narrow” or “wide” based on the strength of the company’s competitive advantage. Additionally, companies are screened for “financial health” using Morningstar’s Distance to Default measure, a quantitative option pricing approach that estimates a company’s probability of default. To qualify for inclusion in the Underlying Index, constituents must have a Morningstar Economic Moat rating of “narrow” or “wide” and have a Morningstar Distance to Default score in the top 50% of eligible dividend-paying companies. For those companies that are not assigned a Morningstar Economic Moat rating, these companies must demonstrate a Morningstar Distance to Default score in the top 30% of eligible dividend-paying companies. Additionally, each constituent’s dividend must be deemed to be qualified income.

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iShares J.P. Morgan USD Emerging Markets Bond Fund

The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the J.P. Morgan EMBISM Global Core Index (the “Underlying Index”).

The Underlying Index is a broad, diverse U.S. dollar denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries. The methodology is designed to distribute the weight of each country within the Underlying Index by limiting the weights of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.

As of December 31, 2011, the Underlying Index consisted of the following 33 countries: Argentina, Belarus, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Dominican Republic, Egypt, El Salvador, Hungary, Indonesia, Iraq, Ivory Coast, Kazakhstan, Lebanon, Lithuania, Malaysia, Mexico, Panama, Peru, the Philippines, Poland, Russia, Serbia, South Africa, Sri Lanka, Turkey, Ukraine, Uruguay, Venezuela and Vietnam. As of December 31, 2011, the Underlying Index’s five highest weighted countries were Brazil, Mexico, Russia, Turkey and Indonesia. The Underlying Index may change its composition and weighting monthly upon rebalancing. The Underlying Index includes both fixed-rate and floating-rate instruments issued by sovereign and quasi-sovereign entities from index-eligible countries. Quasi-sovereign entities are entities whose securities are either 100% owned by their respective governments or subject to a 100% guarantee that does not rise to the level of constituting the full faith and credit by such governments. Only those instruments which (i) are denominated in U.S. dollars, (ii) have a current face amount outstanding of $1 billion or more, (iii) have at least two years until maturity, (iv) are able to settle internationally through Euroclear or another institution domiciled outside the issuing country, and (v) have bid and offer prices that are available on a daily and timely basis — either from an inter-dealer broker or J.P. Morgan Securities LLC (“J.P. Morgan”) — are considered for inclusion in the Underlying Index. As of December 31, 2011, the Underlying Index consisted of both investment grade and non-investment grade bonds. Convertible bonds are not eligible for inclusion in the Underlying Index. The Underlying Index is market value weighted and is rebalanced monthly on the last business day of the month.

Shareholders should retain this Supplement for future reference.

Code: PRO-PP-0212SUP